                    UNITED
                    INTERNATIONAL
                    GROWTH FUND,
                    INC.

                    SEMIANNUAL
                    REPORT
                    ------------------------------------------
                    For the six months ended December 31, 1995

This report is submitted for the general information of the shareholders of United International Growth Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United International Growth Fund, Inc. current prospectus.

PRESIDENT'S LETTER
-----------------------------------------------------------------
DECEMBER 31, 1995

Dear Shareholder:

     As President of your Fund, I would like to thank you for your continued confidence in our products and services. We strive to provide the best service possible to our shareholders: from the Fund's manager, to Waddell & Reed's customer service representatives, to your personal account representative and the Waddell & Reed office nearest you.

     While personalized service has become increasingly rare in the investment industry, we remain committed to locally based account representatives who provide the personal service you need. They are ready to assist you through regular reviews of your financial plan and to answer any financial questions you may have. Your account representative is anxious to help you plan for your retirement, fund a child's education or make plans for other long-term financial goals.

     We want to help you open the door to a better financial future. We will continue to help you meet your specific financial needs through quality investment products and personalized service that makes the investment process more convenient and accessible for you.

     Should you have any questions about your account or other financial issues, contact your personal account representative or your local Waddell & Reed office. They're ready to help you make the most of your financial future.



Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
-----------------------------------------------------------------
UNITED INTERNATIONAL GROWTH FUND, INC.

PORTFOLIO STRATEGY:
Normally at least 80% in    OBJECTIVE: Long-term appreciation of
foreign securities.  Not               capital with realization of
more than 75% in securities            income as a secondary
in any one country.                    consideration.

Maximum of 15% in currency   STRATEGY: Invests in securities
exchange contracts                     (common stocks and/or
                                       debt securities) issued
Cash Reserves                          by companies or
                                       governments of any
                                       nation.  (May purchase
                                       securities subject to
                                       repurchase agreements.
                                       May invest in certain
                                       options.)

                                      The use of cash reserves (often invested in money market securities) for defensive purposes is a strategy that may be utilized by the International Growth Fund from time to time.

                                      Moving into cash reserve positions at
                                      times thought to be near a major stock
                                      market peak allows the Fund the
                                      opportunity to capture profits and
                                      attempts to cushion the impact of market declines. The added flexibility provided by our CASH RESERVES STRATEGY has from time to time been an important element in our past success and, when deemed appropriate, may be used in the management of the portfolio in the future.

                           FOUNDED:   1970


      SCHEDULED DIVIDEND FREQUENCY:   SEMIANNUALLY (June and
                                      December)

PERFORMANCE SUMMARY - Class A Shares

            PER SHARE DATA
  For the Six Months Ended December 31, 1995
  ------------------------------------------

  DIVIDEND PAID                  $0.040
                                ======

  CAPITAL GAINS DISTRIBUTION     $0.595
                                 =====

  NET ASSET VALUE ON
   12/31/95    $8.23 adjusted to:$8.83 (A)
    6/30/95                       8.68
                                 -----
  CHANGE PER SHARE               $0.15
                                 =====

(A)This number includes the capital gains distribution of $0.595 paid in December 1995 added to the actual net asset value on December 31, 1995.

Past performance is not necessarily indicative of future results.

TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
1-year period ended 12-31-95              1.88%          8.09%
5-year period ended 12-31-95             12.35%         13.69%
10-year period ended 12-31-95            11.35%         12.01%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On December 31, 1995, United International Growth Fund, Inc. had net assets totaling $701,716,429 invested in a diversified portfolio of:

         92.57%     Common Stocks
          6.24%     Cash and Cash Equivalents and Open
                      Forward Currency Contracts
          1.19%     Preferred Stock


As a shareholder of United International Growth Fund, Inc., for every $100 you had invested on December 31, 1995, your Fund owned $6.24 in cash and cash equivalents and open forward currency contracts; the remainder was invested as follows:


            Basic                 Techno-  Public
       IndustriesConsumerFinanciallogicalUtilities  Total
Sweden     $ 7.62  $  .33  $ 6.02  $ 3.10    $---  $17.07
United Kingdom2.52   6.87     .84    1.84     ---   12.07
Japan        1.63    3.42     ---    2.34     ---    7.39
Germany      4.52    1.94     .58     ---     ---    7.04
Finland      4.00     ---     ---    2.89     ---    6.89
Mexico       3.47     .65    1.24    1.50     ---    6.86
Spain        2.29     ---    2.13     .63     .59    5.64
France       1.40    1.61    1.36    1.05     ---    5.42
Hong Kong    3.75     ---    1.29     ---     ---    5.04
Norway       2.16     ---    2.07     ---     ---    4.23
Switzerland   .56     ---    3.55     ---     ---    4.11
Australia     ---    2.13    1.73     ---     ---    3.86
Other        2.11    4.73     .46     .84     ---    8.14
Total      $36.03  $21.68  $21.27  $14.19    $.59  $93.76

----------------------------------------------------------------
These STOCK CATEGORIES are provided as a reference only. Not all categories or subcategories will be represented in a portfolio at all times. Refer to the following pages for a more detailed portfolio listing.

BASIC INDUSTRIES
  Airlines
  Automotive
  Building
  Chemicals Major
  Electrical Equipment
  Engineering and Construction
  Machinery
  Manufacturers
  Metals and Mining
  Multi-Industry
  Paper
  Precious Metals
  Railroad Equipment
  Railroads
  Shipping
  Steel
  Tire and Rubber
  Trucking

CONSUMER
  Beverages
  Consumer Electronics and Appliances
  Food and Related
  Hospital Management
  Household Products
  Leisure Time
  Packaging and Containers
  Publishing and Advertising
  Retailing
  Services, Consumer and Business
  Textiles and Apparel
  Tobacco

ENERGY AND ENERGY-RELATED
  Canadian Oil
  Coal
  Domestic Oil
  International Oil
  Oil Services
  Propane

FINANCIAL
  Banks and Savings and Loans
  Financial
  Insurance

PUBLIC UTILITIES
  Electric
  Gas
  Pipelines

TECHNOLOGICAL
  Aerospace
  Biotechnology and Medical Services
  Chemicals Specialty and Miscellaneous Technology
  Computers and Office Equipment
  Drugs and Hospital Supply
  Electronics
  Telecommunications

Table I:  Portfolio Diversification by Nation and Industry
December 31, 1995 market value as percent of total net assets
---------------------------------------------------------------------------
                               United
                       Sweden  Kingdom  Japan  Germany Finland Mexico
---------------------------------------------------------------------------
Banks and
  Savings and Loans     5.44%    .67%            .58%            .61%
---------------------------------------------------------------------------
Multi-Industry          2.56    2.52             .17            1.19
---------------------------------------------------------------------------
Building                 .82                     .80    1.92%    .50
---------------------------------------------------------------------------
Retailing                       4.41            1.94             .09
---------------------------------------------------------------------------
Telecommunications                      1.16%           2.89    1.50
---------------------------------------------------------------------------
Consumer Electronics
  and Appliances                        2.80
---------------------------------------------------------------------------
Automotive              3.58             .58
---------------------------------------------------------------------------
Machinery                                .34    2.81     .61
---------------------------------------------------------------------------
Drugs and
  Hospital Supply       2.84             .72
---------------------------------------------------------------------------
Engineering and
  Construction                                   .74     .35    1.78
---------------------------------------------------------------------------
Insurance                .58
---------------------------------------------------------------------------
Electronics                     1.84     .46
---------------------------------------------------------------------------
Leisure Time                    1.10
---------------------------------------------------------------------------
Financial                        .17                             .63
---------------------------------------------------------------------------
Publishing and
  Advertising            .33
---------------------------------------------------------------------------
Services, Consumer
  and Business                   .24     .17
---------------------------------------------------------------------------
Shipping
---------------------------------------------------------------------------
Food and Related                 .55
---------------------------------------------------------------------------
Electrical Equipment                     .71
---------------------------------------------------------------------------
Paper                                                   1.12
---------------------------------------------------------------------------
Chemicals Specialty
  and Miscellaneous
  Technology
---------------------------------------------------------------------------
Manufacturers            .66
---------------------------------------------------------------------------
Public Utilities -
  Electric
---------------------------------------------------------------------------
Packaging and
  Containers                     .57
---------------------------------------------------------------------------
Beverages                                                        .56
---------------------------------------------------------------------------
Tire and Rubber
---------------------------------------------------------------------------
Household Products                       .45
---------------------------------------------------------------------------
Computers and
  Office Products        .26
---------------------------------------------------------------------------

Total                  17.07%  12.07%   7.39%    7.04%  6.89%   6.86%

---------------------------------------------------------------------------

Table I:  Portfolio Diversification by Nation and Industry
December 31, 1995 market value as percent of total net assets
---------------------------------------------------------------------------
                                       Hong          Switzer-  Aus-
                       Spain  France   Kong   Norway   land   tralia
---------------------------------------------------------------------------
Banks and
  Savings and Loans     2.13%                    .77%   3.55%   1.73%
---------------------------------------------------------------------------
Multi-Industry          1.30            2.61%    .84
---------------------------------------------------------------------------
Building                 .52    1.40%    .71
---------------------------------------------------------------------------
Retailing                        .73                             .76
---------------------------------------------------------------------------
Telecommunications
---------------------------------------------------------------------------
Consumer Electronics
  and Appliances                 .12
---------------------------------------------------------------------------
Automotive
---------------------------------------------------------------------------
Machinery                                        .06
---------------------------------------------------------------------------
Drugs and
  Hospital Supply
---------------------------------------------------------------------------
Engineering and
  Construction           .47
---------------------------------------------------------------------------
Insurance                       1.36            1.30
---------------------------------------------------------------------------
Electronics              .63
---------------------------------------------------------------------------
Leisure Time                     .76                             .50
---------------------------------------------------------------------------
Financial                               1.29
---------------------------------------------------------------------------
Publishing and
  Advertising                                                    .87
---------------------------------------------------------------------------
Services, Consumer
  and Business
---------------------------------------------------------------------------
Shipping                                        1.26
---------------------------------------------------------------------------
Food and Related
---------------------------------------------------------------------------
Electrical Equipment                     .43
---------------------------------------------------------------------------
Paper
---------------------------------------------------------------------------
Chemicals Specialty
  and Miscellaneous
  Technology                    1.05
---------------------------------------------------------------------------
Manufacturers
---------------------------------------------------------------------------
Public Utilities -
  Electric               .59
---------------------------------------------------------------------------
Packaging and
  Containers
---------------------------------------------------------------------------
Beverages
---------------------------------------------------------------------------
Tire and Rubber                                          .56
---------------------------------------------------------------------------
Household Products
---------------------------------------------------------------------------
Computers and
  Office Products
---------------------------------------------------------------------------

Total                   5.64%   5.42%   5.04%   4.23%   4.11%   3.86%
---------------------------------------------------------------------------

Table I:  Portfolio Diversification by Nation and Industry
December 31, 1995 market value as percent of total net assets
---------------------------------------------------------------------------
                                       Thai- Nether-
                     Denmark  Korea    land   lands   Italy  Ireland
---------------------------------------------------------------------------
Banks and
  Savings and Loans                                              .46%
---------------------------------------------------------------------------
Multi-Industry
---------------------------------------------------------------------------
Building                1.30%
---------------------------------------------------------------------------
Retailing
---------------------------------------------------------------------------
Telecommunications                                       .53%
---------------------------------------------------------------------------
Consumer Electronics
  and Appliances              1.63%              .89%
---------------------------------------------------------------------------
Automotive                               .10%
---------------------------------------------------------------------------
Machinery
---------------------------------------------------------------------------
Drugs and
  Hospital Supply
---------------------------------------------------------------------------
Engineering and
  Construction
---------------------------------------------------------------------------
Insurance
---------------------------------------------------------------------------
Electronics                                      .19
---------------------------------------------------------------------------
Leisure Time
---------------------------------------------------------------------------
Financial
---------------------------------------------------------------------------
Publishing and
  Advertising                            .69
---------------------------------------------------------------------------
Services, Consumer
  and Business           .89
---------------------------------------------------------------------------
Shipping
---------------------------------------------------------------------------
Food and Related                         .63
---------------------------------------------------------------------------
Electrical Equipment
---------------------------------------------------------------------------
Paper
---------------------------------------------------------------------------
Chemicals Specialty
  and Miscellaneous
  Technology
---------------------------------------------------------------------------
Manufacturers
---------------------------------------------------------------------------
Public Utilities -
  Electric
---------------------------------------------------------------------------
Packaging and
  Containers
---------------------------------------------------------------------------
Beverages
---------------------------------------------------------------------------
Tire and Rubber
---------------------------------------------------------------------------
Household Products
---------------------------------------------------------------------------
Computers and
  Office Products
---------------------------------------------------------------------------

Total                   2.19%   1.63%   1.42%   1.08%   0.53%   0.46%
---------------------------------------------------------------------------

Table I:  Portfolio Diversification by Nation and Industry
December 31, 1995 market value as percent of total net assets
---------------------------------------------------------------------------
                              Argen-  Philip-
                    Indonesia  tina    pines   Total
---------------------------------------------------------------------------
Banks and
  Savings and Loans                            15.94%
---------------------------------------------------------------------------
Multi-Industry           .20%                  11.39%
---------------------------------------------------------------------------
Building                 .21     .20%           8.38%
---------------------------------------------------------------------------
Retailing                                       7.93%
---------------------------------------------------------------------------
Telecommunications                       .12%   6.20%
---------------------------------------------------------------------------
Consumer Electronics
  and Appliances                                5.44%
---------------------------------------------------------------------------
Automotive                     .10              4.36%
---------------------------------------------------------------------------
Machinery                                       3.82%
---------------------------------------------------------------------------
Drugs and
  Hospital Supply                               3.56%
---------------------------------------------------------------------------
Engineering and
  Construction                                  3.34%
---------------------------------------------------------------------------
Insurance                                       3.24%
---------------------------------------------------------------------------
Electronics                                     3.12%
---------------------------------------------------------------------------
Leisure Time                                    2.36%
---------------------------------------------------------------------------
Financial                                       2.09%
---------------------------------------------------------------------------
Publishing and
  Advertising                                   1.89%
---------------------------------------------------------------------------
Services, Consumer
  and Business                                  1.30%
---------------------------------------------------------------------------
Shipping                                        1.26%
---------------------------------------------------------------------------
Food and Related                                1.18%
---------------------------------------------------------------------------
Electrical Equipment                            1.14%
---------------------------------------------------------------------------
Paper                                           1.12%
---------------------------------------------------------------------------
Chemicals Specialty
  and Miscellaneous
  Technology                                    1.05%
---------------------------------------------------------------------------
Manufacturers                                   0.66%
---------------------------------------------------------------------------
Public Utilities -
  Electric                                      0.59%
---------------------------------------------------------------------------
Packaging and
  Containers                                    0.57%
---------------------------------------------------------------------------
Beverages                                       0.56%
---------------------------------------------------------------------------
Tire and Rubber                                 0.56%
---------------------------------------------------------------------------
Household Products                              0.45%
---------------------------------------------------------------------------
Computers and
  Office Products                               0.26%
---------------------------------------------------------------------------

Total                   0.41%   0.30%   0.12%  93.76%
---------------------------------------------------------------------------

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS
Argentina - 0.30%
 Ciadea, S.A.*  ..........................   135,136 $    702,567
 Corcemar S.A., Series B1*  ..............   302,820    1,377,555
   Total .................................              2,080,122

Australia - 3.86%
 Advance Bank Australia Ltd.  ............   476,036    3,814,368
 John Fairfax Holdings Ltd.  ............. 1,500,000    3,121,860
 News Corporation Limited  ...............   563,180    3,005,632
 Publishing & Broadcasting PBL  .......... 1,000,000    3,486,076
 Westpac Banking Corp.  .................. 1,887,894    8,363,498
 Woolworths Ltd.  ........................ 2,200,000    5,298,242
   Total .................................             27,089,676

Denmark - 2.19%
 Copenhagen Airports A/S  ................    82,000    6,261,684
 Danske Traelast .........................    82,500    5,571,815
 Thorkild Kristensen  ....................    66,450    3,530,437
   Total .................................             15,363,936

Finland - 6.89%
 Enso-Gutzeit Oy  ........................ 1,180,000    7,866,486
 Kymmene Oy  .............................   200,000    5,287,235
 Metra Corporation B  ....................    60,000    2,468,909
 Metsa-Serla Oy, Series B  ...............   266,000    8,193,835
 Nokia Corporation, Series K  ............   512,200   20,252,040
 Tampella OY*  ........................... 3,406,667    4,307,181
   Total .................................             48,375,686

France - 5.42%
 But S.A.  ...............................    15,000      811,059
 Guyenne et Gascogne  ....................    18,780    5,115,548
 Lapeyre S.A.  ...........................   197,985    9,856,833
 Societe Industrielle de Transports
   Automobiles S.A. ......................    42,100    7,378,882
 Television Francais 1-TF1 S.A.  .........    50,000    5,356,050
 UNION DES ASSURANCES FEDERALES   ........    79,800    9,525,199
   Total .................................             38,043,571



                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Germany - 5.85%
 adidas AG*  .............................   100,000 $  5,264,993
 Depfa Bank  .............................   105,000    4,078,452
 DURR Beteiligungs AG  ...................     4,000    1,199,442
 Fag Kugelfischer AG  ....................    40,000    5,160,390
 GILDEMEISTER Aktiengesellschaft*  .......    59,750    5,416,667
 Mannesmann AG  ..........................    31,700   10,095,809
 TRAUB AG (A)*  ..........................    47,000    4,244,421
 Vereinigter Baubeschlag-Handel
   Aktiengesellschaft.....................    20,000    5,578,801
   Total .................................             41,038,975

Hong Kong - 5.04%
 Dongfang Electrical Machinery
   Co., Ltd. ............................. 9,106,000    2,443,576
 First Pacific Company Limited  ..........11,094,000   12,338,623
 Guangdong Corporation Limited  ..........10,000,000    6,013,579
 Guangzhou Investment Company Ltd.  ......26,000,000    4,976,398
 Harbin Power Equipment Company Limited,
   H Shares .............................. 3,758,000      554,041
 Peregrine Investments Holdings, Ltd.  ... 7,000,000    9,052,700
   Total .................................             35,378,917

Indonesia - 0.41%
 PT Bimantara Citra, F*  ................. 1,700,000    1,412,639
 PT Semen Cibinong, F  ...................   600,000    1,495,736
   Total .................................              2,908,375

Ireland - 0.46%
 Allied Irish Banks plc  .................   600,000    3,257,449

Italy - 0.53%
 Telecom Italia Mobile Risp*  ............ 3,500,000    3,685,372


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Japan - 7.39%
 Amway Japan  ............................    75,000 $  3,167,070
 Dai-ni Denden Corporation  ..............     1,050    8,135,593
 Hitachi  ................................   500,000    5,036,320
 Japan Airport Terminal Co.  .............   100,000    1,210,654
 Kyocera Corporation  ....................    43,000    3,194,286
 Matsushita Electric Industrial  .........   500,000    8,135,593
 Mitsubishi Heavy Industries, Ltd.  ......   300,000    2,391,283
 Mitsubishi Motors  ......................   500,000    4,072,639
 Sankyo Co., Ltd.  .......................   225,000    5,055,690
 TDK Corp.  ..............................   225,000   11,484,261
   Total .................................             51,883,389

Korea - 1.63%
 Samsung Electronics Co., Ltd., GDR (B)*     190,600   11,436,000

Mexico - 6.86%
 bufete industrial, s.a., ADR*  ..........   337,500    5,062,500
 Cemex, S.A., CPO Shares, Series A  ......   923,750    3,029,277
 Controladora Comercial Mexicana, S.A.
   de C.V., B Shares* .................... 1,000,000      648,088
 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., Class B* ................ 1,297,000    4,757,628
 Desc-Sociedad de Fomento Industrial,
   S.A. de C.V., Class C*  ...............   228,918      815,975
 Empresas ICA Sociedad Controladora,
   S.A. de C.V., ADS .....................   728,000    7,462,000
 Fomento Economico Mexicano,
   S.A. de C.V., Class B ................. 1,760,000    3,946,597
 Grupo Carso, S.A. de C.V., Series 1A*  ..   500,500    2,705,230
 Grupo Financiero Banamex Accival, S.A.
   de C.V., B, CPO Shares ................ 2,659,000    4,446,027
 Grupo Financiero Bancomer, S.A. de
   C.V., B, CPO Shares* ..................15,279,600    4,258,087
 Grupo Mexicano de Desarrollo, S.A.,
   B, ADS*................................   235,800      530,550
 Telefonos de Mexico, S.A. de C.V.,
   ADR ...................................   329,500   10,502,813
   Total .................................             48,164,772


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Netherlands - 1.08%
 BE Semiconductor Industries*  ...........   100,000 $  1,306,200
 Philips Electronics N.V., New York
  Shares  ................................   100,000    3,587,500
 Philips Electronics N.V., Ordinary  .....    75,000    2,715,186
   Total .................................              7,608,886

Norway - 4.23%
 Fokus Bank A.S.*  ....................... 1,000,000    5,400,199
 Kvaerner a.s., Series A  ................   250,000    8,842,431
 Kverneland Gruppen A/S  .................    22,700      439,082
 Orkla, Series A  ........................   118,700    5,903,981
 UNI Storebrand AS, Series A*  ........... 1,650,000    9,118,757
   Total .................................             29,704,450

Philippines - 0.12%
 Pilipino Telephone Corporation*  ........   800,500      808,740

Spain - 5.64%
 Amper S.A.*  ............................   376,000    4,448,145
 Corporacion Bancaria de Espana, S.A.  ...   363,000   14,962,902
 Corporation Financiero Alba, S.A.  ......   147,250    9,068,075
 Cubiertas y Mzov S.A.  ..................    59,832    3,314,683
 Grupo Uralita S.A.  .....................   400,951    3,635,994
 Iberdrola  ..............................   450,000    4,117,890
   Total .................................             39,547,689

Sweden - 17.07%
 Astra AB, Class A  ......................   500,165   19,956,896
 Bergman & Beving, Series B  .............   163,600    4,606,369
 Catena, Series A  .......................   700,000    5,480,690
 Forsheda AB, Class B  ...................    98,200    1,552,511
 Kinnevik AB, B Shares  ..................   400,000   12,497,177
 NCC AB, Series B  .......................   358,000    4,204,472
 Skandia Enskilda Banken, Class A  ....... 2,720,000   22,525,032
 Skandia Group Insurance Company Ltd.  ...   150,000    4,054,054
 Sparbanken Sverige AB, Series A  ........   600,000    7,678,988
 Stadshypotek, Class A*  .................   400,000    8,010,239
 Svenska Cellulosa Aktiebolag  ...........   100,000    1,550,854
 Tidnings AB Marieberg, Series A, F  .....   100,000    2,318,753
 AB Volvo   .............................. 1,150,000   23,548,897
 WM-data AB, Class B  ....................    40,000    1,806,821
   Total .................................            119,791,753


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1995

                                              Shares        Value

COMMON STOCKS (Continued)
Switzerland - 4.11%
 CS Holding, Registered Shares  ..........   115,000 $ 11,709,272
 Societe Internationale Pirelli*  ........    40,000    3,916,811
 Swiss Bank Corporation  .................    32,500   13,180,243
   Total .................................             28,806,326

Thailand - 1.42%
 Charoen Pokphand Feedmill  ..............   900,000    4,394,601
 Matichon Company Ltd.  ..................   807,666    4,841,507
 Thai Stanley Electric Co. Ltd.  .........   258,500      718,341
   Total .................................              9,954,449

United Kingdom - 12.07%
 BET Plc  ................................ 1,200,000    2,367,533
 BTR PLC  ................................ 1,300,000    6,624,121
 Comcast UK Cable Partners*  .............   100,000    1,250,000
 HSBC Holdings Plc  ......................   300,000    4,686,131
 INVESCO PLC, ADS  .......................    30,000    1,162,500
 Kingfisher plc  .........................   750,000    6,314,975
 Next plc  ............................... 2,450,000   17,355,695
 Pilkington PLC  ......................... 1,280,645    4,018,752
 Shandwick PLC  .......................... 2,900,000    1,653,389
 Storehouse PLC  ......................... 1,400,000    7,264,163
 THORN EMI plc  ..........................   275,000    6,478,675
 Tomkins plc  ............................ 2,000,000    8,746,202
 United Biscuits (Holdings) Public
   Limited Co. ...........................   967,822    3,841,470
 Vodafone Group Plc  ..................... 3,600,000   12,918,901
   Total .................................             84,682,507

TOTAL COMMON STOCKS - 92.57%                         $649,611,040
 (Cost: $574,794,287)

PREFERRED STOCK - 1.19%
Germany
 Hornbach-Baumarkt-AG  ...................    96,000 $  8,368,201
 (Cost: $4,091,881)


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1995

                                                Face
                                           Amount in
                                           Thousands        Value

UNREALIZED GAIN ON OPEN FORWARD
 CURRENCY CONTRACTS - 0.18%
 French Francs, 5-10-96 (C)  .............   F13,500 $     71,264
 Swiss Francs, 4-2-96 (C)  ............... SFr22,500      282,912
 Swiss Francs, 5-2-96 (C)  ............... SFr17,000      898,352
   Total .................................           $  1,252,528

TOTAL SHORT-TERM SECURITIES - 5.44%                  $ 38,159,568
 (Cost: $38,159,568)

TOTAL INVESTMENT SECURITIES - 99.38%                 $697,391,337
 (Cost: $617,045,736)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 0.62%       4,325,092

NET ASSETS - 100.00%                                 $701,716,429


                See Notes to Schedule of Investments on page 13.

THE INVESTMENTS OF
UNITED INTERNATIONAL GROWTH FUND, INC.
DECEMBER 31, 1995

Notes to Schedule of Investments

*No income dividends were paid during the preceding 12 months.

(A) Affiliate as defined by the Investment Company Act of 1940 by reason of ownership by the Fund of 5% or more of its outstanding voting securities.

(B)  As of December 31, 1995, the following restricted security was owned:

                   Acquisition         Acquisition  Market
    Security            Date      Shares      Cost   Value
 ----------------  --------------------------------------------
 Samsung Electronics   3/27/95
     Co., Ltd., GDR         to
                       4/26/95   190,600   $8,804,450  $11,436,000
                                           ==========  ===========
     The total market value of restricted securities represents approximately 1.63% of the total net assets in the International Growth Fund at December 31, 1995.

(C) Principal amounts are denominated in the indicated foreign currency where applicable (F - French Franc, SFr - Swiss Franc).


See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED INTERNATIONAL GROWTH FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

Assets
 Investment securities -- at value (Notes 1 and 3) . $697,391,337
 Cash   ............................................       12,762
 Receivables:
   Investment securities sold ......................    3,786,976
   Dividends and interest ..........................    2,020,528
   Fund shares sold ................................    1,138,360
 Prepaid insurance premium .........................       19,016
                                                     ------------
    Total assets  ..................................  704,368,979
                                                     ------------
Liabilities
 Payable for Fund shares redeemed ............ .....    1,925,996
 Accrued service fee  ..............................      266,822
 Accrued transfer agency and dividend disbursing  ..      158,675
 Accrued accounting services fee ...................        5,833
 Other  ............................................      295,224
                                                     ------------
    Total liabilities  .............................    2,652,550
                                                     ------------
      Total net assets ............................. $701,716,429
                                                     ============
Net Assets
 $1.00 par value capital stock, authorized --
   400,000,000; shares outstanding -- 85,311,477
   Capital stock (Note 5)........................... $ 85,311,477
   Additional paid-in capital ......................  540,910,511
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income .      411,640
   Accumulated net realized loss on
    investment transactions  .......................   (5,287,431)
   Net unrealized appreciation in value
    of investments at end of period  ...............   79,093,073
   Net unrealized appreciation in value of foreign
    currency exchange at end of period  ............    1,277,159
                                                     ------------
    Net assets applicable to outstanding
      units of capital ............................. $701,716,429
                                                     ============
Net asset value per share (net assets divided by
 shares outstanding)  ..............................        $8.23
                                                            =====

                       See notes to financial statements.

UNITED INTERNATIONAL GROWTH FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended DECEMBER 31, 1995

Investment Income
 Income:
   Dividends (net of foreign withholding
    taxes of $419,492)  ............................  $ 4,354,214
   Interest ........................................      494,066
                                                      -----------
    Total income  ..................................    4,848,280
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    2,542,896
   Transfer agency and dividend disbursing .........      709,174
   Service fee .....................................      554,343
   Custodian fees ..................................      432,487
   Accounting services fee .........................       35,000
   Audit fees ......................................       21,309
   Legal fees ......................................        5,737
   Other ...........................................      143,883
                                                      -----------
    Total expenses  ................................    4,444,829
                                                      -----------
      Net investment income  .......................      403,451
                                                      -----------
Realized and Unrealized Gain (Loss) on Investments
 Realized net gain on securities  ..................   22,811,300
 Realized net gain on forward currency contracts  ..    2,433,010
 Realized net loss on foreign currency
   transactions ....................................     (344,954)
                                                      -----------
   Realized net gain on investments ................   24,899,356
                                                      -----------
 Unrealized depreciation in value of securities
   during the period................................  (10,799,676)
 Unrealized appreciation on open forward
   currency contracts during the period ............    1,126,594
 Unrealized depreciation in value of foreign
   currency exchange at end of period ..............      (22,934)
                                                      -----------
   Unrealized depreciation on investments ..........   (9,696,016)
                                                      -----------
    Net gain on investments  .......................   15,203,340
                                                      -----------
      Net increase in net assets resulting from
       operations  .................................  $15,606,791
                                                      ===========


                       See notes to financial statements.

UNITED INTERNATIONAL GROWTH FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS

                                           For the      For the
                                         six months   fiscal year
                                            ended        ended
                                        December 31,   June 30,
                                            1995         1995
                                        ------------  -----------
Increase in Net Assets
 Operations:
   Net investment income ...............$    403,451   $  5,413,297
   Realized net gain on investments ....  24,899,356     24,452,115
   Unrealized appreciation
    (depreciation)  ....................  (9,696,016)    16,770,945
                                        ------------   ------------
    Net increase in net assets
      resulting from operations ........  15,606,791     46,636,357
                                        ------------   ------------
 Dividends to shareholders from:*
   Net investment income................  (3,143,559)   (3,007,607)
   Realized gains on securities
    transactions ....................... (46,761,009)  (64,022,607)
                                        ------------   ------------
                                         (49,904,568)   (67,030,214)
                                        ------------   ------------
 Capital share transactions (Note 5):
   Proceeds from sale of shares
    (21,539,909 and 17,238,289
    shares, respectively)  ............. 192,148,805    152,187,285
   Proceeds from reinvestment
    of dividends and/or capital
    gains distribution (6,163,506 and
    7,967,530 shares, respectively) ....  49,123,121     66,005,451
   Payments for shares redeemed
    (20,633,471 and 10,746,945
    shares, respectively)  .............(184,607,031)  (90,905,631)
                                        ------------   ------------
    Net increase in net assets
      resulting from capital share
      transactions......................  56,664,895    127,287,105
                                        ------------   ------------
      Total increase ...................  22,367,118    106,893,248
Net Assets
 Beginning of period  .................. 679,349,311    572,456,063
                                        ------------   ------------
 End of period, including
   undistributed net investment
   income of $411,640 and
   $3,496,702, respectively.............$701,716,429   $679,349,311
                                        ============   ============


                    *See "Financial Highlights" on page 17.

                       See notes to financial statements.

UNITED INTERNATIONAL GROWTH FUND, INC.
FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:
                    For the
                        six
                     months    For the fiscal year ended June 30,
                      ended    ----------------------------------
                   12/31/95    1995   1994    1993   1992    1991
                   --------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $8.68   $8.98  $7.16   $7.10  $5.94   $6.77
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........    .00    0.07    .04     .07    .08     .12
 Net realized and
   unrealized gain
   (loss) on
   investments .....   0.18    0.60   2.32     .11   1.20   (0.83)
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations   ......   0.18    0.67   2.36     .18   1.28   (0.71)
                      -----   -----  -----   -----  -----   -----
Less distributions:
 Dividends from net
   investment
   income ..........  (0.04)  (0.04) (0.04)  (0.07) (0.09)  (0.12)
 Distribution from
   capital gains ...  (0.59)  (0.93) (0.50)  (0.05) (0.03)  (0.00)
                      -----   -----  -----   -----  -----   -----
Total distributions   (0.63)  (0.97) (0.54)  (0.12) (0.12)  (0.12)
                      -----   -----  -----   -----  -----   -----
Net asset value,
 end of period  ....  $8.23   $8.68  $8.98   $7.16  $7.10   $5.94
                      =====   =====  =====   =====  =====   =====
Total return* ......   2.37%   7.98% 33.31%   2.62% 21.59% -10.50%
Net assets, end of
 period (000
 omitted)  .........$701,716$679,349$572,456$336,382$322,534$259,322
Ratio of expenses
 to average net
 assets  ...........   1.24%** 1.25%  1.20%   1.18%  1.18%   1.20%
Ratio of net
 investment income
 to average net
 assets  ...........   0.11%** 0.86%  0.57%   1.07%  1.17%   1.89%
Portfolio turnover
 rate  .............  27.90%  57.45% 83.76%  94.22%112.82% 118.05%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized.

                       See notes to financial statements.

UNITED INTERNATIONAL GROWTH FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1995

NOTE 1 -- Significant Accounting Policies

     United International Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is the long-term appreciation of your investment. Realization of income is a secondary goal. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using Nasdaq (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked or closing prices quoted by major dealers in such stocks. Securities for which quotations are not readily available are valued as determined in good faith in accordance with procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums on the purchase of bonds and post-1984 market discount are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Securities Transactions.

C. Foreign currency translations -- All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily. Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates. The Fund combines fluctuations from currency exchange rates and fluctuations in market value when computing net realized and unrealized gain or loss from investments.

D. Forward foreign currency exchange contracts -- A forward foreign currency exchange contract (Forward Contract) is an obligation to purchase or sell a specific currency at a future date at a fixed price. Forward Contracts are "marked-to-market" daily at the applicable translation rates and the resulting unrealized gains or losses are reflected in the Fund's financial statements. Gains or losses are realized by the Fund at the time the forward contract is extinguished. Contracts may be extinguished by either entry into a closing transaction or by delivery of the currency. Risks may arise from the possibility that the other party will not complete the obligations of the contract and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The Fund uses forward contracts to attempt to reduce the overall risk of its investments.

E. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

F. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryforwards. At June 30, 1995, $361,603 was reclassified between accumulated undistributed net investment income and accumulated undistributed net realized gain on investment transactions.

G. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .30% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $13.6 billion of combined net assets at December 31, 1995) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly-owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly-owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                   Average
                Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10           $      0
           From $   10 to $   25           $ 10,000
           From $   25 to $   50           $ 20,000
           From $   50 to $  100           $ 30,000
           From $  100 to $  200           $ 40,000
           From $  200 to $  350           $ 50,000
           From $  350 to $  550           $ 60,000
           From $  550 to $  750           $ 70,000
           From $  750 to $1,000           $ 85,000
                $1,000 and Over            $100,000

     At present, the Fund operates under state expense requirements which limit the amount of aggregate annual expenses, adjusted for certain excess custodian fees, that the Fund may incur during its fiscal year. The Manager will reimburse the Fund for any expenses in excess of the limitation. No such reimbursement was required for the period ended December 31, 1995.

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.0208 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received direct and indirect gross sales commissions (which are not an expense of the Fund) of $1,769,964, out of which W&R paid sales commissions of $982,858 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Service Plan adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a fee to W&R in an amount not to exceed .25% of the Fund's average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $14,523.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and United Investors Management Company, a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Securities Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $191,079,687 while proceeds from maturities and sales aggregated $209,404,498. Purchases of short-term securities aggregated $260,735,627 while proceeds from maturities and sales aggregated $234,348,467. No U.S. Government securities were bought or sold during the period.

     For Federal income tax purposes, cost of investments owned at December 31, 1995 was $617,542,051, resulting in net unrealized appreciation of $78,646,757, of which $126,963,196 related to appreciated securities and $48,316,439 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $25,206,567 during its fiscal year ended June 30, 1995, of which a portion was paid to shareholders during the period ended June 30, 1995. Remaining capital gain net income has been distributed to Fund shareholders.

     Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net foreign currency losses, net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses"). From November 1, 1994 through June 30, 1995, the Fund incurred foreign currency losses of $279,718, which have been deferred to the fiscal year ending June 30, 1996.

NOTE 5 -- Commencement of Multiclass Operations

     On July 4, 1995, the Fund was authorized to offer investors a choice of two classes of shares, Class A and Class Y. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund.

     The Fund commenced multiclass operations on September 28, 1995. The following class specific information is presented in footnote format in lieu of presentation in the principal financial statements due to the small amount of Class Y share transactions during the reporting period:

                            Class A       Class Y         Total
                        ------------    ----------  ------------
  Shares issued from sales
   of shares..........    21,532,207         7,702    21,539,909
  Shares issued from
   reinvestment of
   dividends and/or
   capital gains
   distribution ......     6,162,924           582     6,163,506
  Shares redeemed ....   (20,633,471)          ---   (20,633,471)
                         -----------    ----------   -----------
  Increase in
   outstanding shares.     7,061,660         8,284     7,069,944
                       =============  ============ =============

  Value issued from sale
   of shares..........  $192,081,193       $67,612  $192,148,805
  Value issued from
   reinvestment of
   dividends and/or
   capital gains
   distribution ......    49,118,482         4,639    49,123,121
  Value redeemed .....  (184,607,031)          ---  (184,607,031)
                         -----------    ----------   -----------
  Increase in
   outstanding capital  $ 56,592,644       $72,251  $ 56,664,895
                       =============  ============ =============

  Shares outstanding .    85,303,193         8,284    85,311,477
  Net asset value per share    $8.23         $8.23

  Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

REPORT OF INDEPENDENT ACCOUNTANTS
To the Board of Directors and Shareholders of United International Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of United International Growth Fund, Inc. (the "Fund") at December 31, 1995, the results of its operations for the six months then ended and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Kansas City, Missouri
February 8, 1996

To all IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from an IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.








DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
Dodds I. Buchanan, Boulder, Colorado
Jay B. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
James B. Judd, Kansas City, Missouri
William T. Morgan, Los Angeles, California
Doyle Patterson, Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona
Leslie S. Wright, Birmingham, Alabama

OFFICERS
Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President
Mark L. Yockey, Vice President

THE UNITED GROUP OF MUTUAL FUNDS

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.


















------------------------------------

FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (913) 236-1303


Our INTERNET address is:
  http://www.waddell.com


NUR1002SA(12-95)

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